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                      PUTNAM HARTFORD CAPITAL MANAGER PLUS
                PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT TWO
                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

       SUPPLEMENT DATED JUNE 27, 2000 TO THE PROSPECTUS DATED MAY 1, 2000

The Fee Table on page 6 of the prospectus should be deleted and replaced with the following in order to correct a typographical error:

                                    FEE TABLE

CONTRACT OWNER TRANSACTION EXPENSES
 Sales Charge Imposed on Purchases (as a percentage of Premium Payments)................  None
 Contingent Deferred Sales Charge (as a percentage of Premium Payments) (1)
    First Year (2)......................................................................    8%
    Second Year.........................................................................    8%
    Third Year..........................................................................    8%
    Fourth Year.........................................................................    8%
    Fifth Year..........................................................................    7%
    Sixth Year..........................................................................    6%
    Seventh Year........................................................................    5%
    Eighth Year.........................................................................    0%
ANNUAL MAINTENANCE FEE (3)..............................................................   $30
SEPARATE ACCOUNT ANNUAL EXPENSES (as a percentage of average daily Sub-Account Value)
    Mortality and Expense Risk Charge................................................... 1.50%
    Administrative Fees................................................................. 0.15%
    Total Separate Account Annual Expenses.............................................. 1.65%
 OPTIONAL CHARGES (as a percentage of average daily Sub-Account Value)
    Optional Death Benefit Charge....................................................... 0.15%
    Total Separate Account Annual Expenses with the Optional Death Benefit Charge....... 1.80%


1) Each Premium Payment has its own Contingent Deferred Sales Charge schedule. See Charges and Fees -- The Contingent Deferred Sales Charge. The Contingent Deferred Sales Charge is not assessed on partial Surrenders which do not exceed the Annual Withdrawal Amount.

2) Length of time from each Premium Payment.

3) An annual $30 charge is deducted on a Contract Anniversary or upon Surrender if the Contract Value at either of those times is less than $50,000. It is deducted proportionately from the Accounts in which you are invested at the time of the charge.

The purpose of the Fee Table and Examples is to assist you in understanding various costs and expenses that you will pay directly or indirectly. The Fee Table and Examples reflect expenses of the Separate Account and underlying Funds. We will deduct any Premium Taxes that apply.

The Examples should not be considered a representation of past or future expenses and actual expenses may be greater or less than those shown. The Annual Maintenance Fee has been reflected in the Examples by a method intended to show the "average" impact of the Annual Maintenance Fee on an investment in the Separate Account. We do this by approximating an "average" 0.06% annual charge.

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